Summary Of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Severance accruals	$ 335	$ 848
Cash and cash equivalents - cash	1,182
Cash and cash equivalents - money market funds and other cash equivalents	2,003
Inventories	1,188	1,303
Inventories - wireless handsets and accessories	$ 1,082	$ 1,185
Finite-lived intangible assets, weighted average useful life	8.3
FCC licenses - typical term (in years)	10
Print directory revenue and expense recognition - straight-line amortization period (in months)	12
Software - typical amortization period (in years)	3
Customer Lists And Relationships [Member]
Finite-lived intangible assets, weighted average useful life	7.9
Other Intangible Assets [Member]
Finite-lived intangible assets, weighted average useful life	11.2